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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [ ] Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
Title:     Managing Director
Phone:     (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell          Dallas, TX            August 14, 2012
-----------------------         -------------          ---------------
     (Signature)                (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:   130,666 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number              Name
--      --------------------              ----
1       28-12876                          TBP Investments Management LLC

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                           FORM 13F INFORMATION TABLE

                                                                                                            COLUMN 8
                             COLUMN 2           COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7  VOTING AUTHORITY
       COLUMN 1              TITLE OF  COLUMN 3  VALUE    SHRS OR                  INVESTMENT   OTHER   -------------------
    NAME OF ISSUER            CLASS     CUSIP   (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
---------------------------- -------- --------- -------  --------- ------ -------- ----------  -------- ---- --------- ----
ANADARKO PETE CORP           COM      032511107  4,249      64,191 SH     N/A       DEFINED       1       0     64,191   0
APACHE CORP                  COM      037411105  3,710      42,216 SH     N/A       DEFINED       1       0     42,216   0
CABOT OIL & GAS CORP         COM      127097103  6,537     165,902 SH     N/A       DEFINED       1       0    165,902   0
CALPINE CORP                 COM NEW  131347304  2,674     161,952 SH     N/A       DEFINED       1       0    161,952   0
CANADIAN NAT RES LTD         COM      136385101  4,772     177,741 SH     N/A       DEFINED       1       0    177,741   0
DAWSON GEOPHYSICAL CO        COM      239359102  3,558     149,354 SH     N/A       DEFINED       1       0    149,354   0
DEVON ENERGY CORP NEW        COM      25179M103  7,246     124,947 SH     N/A       DEFINED       1       0    124,947   0
ENCANA CORP                  COM      292505104  7,111     341,380 SH     N/A       DEFINED       1       0    341,380   0
EOG RES INC                  COM      26875P101  6,672      74,046 SH     N/A       DEFINED       1       0     74,046   0
GASTAR EXPL LTD              COM NEW  367299203  2,248   1,164,777 SH     N/A       DEFINED       1       0  1,164,777   0
GOODRICH PETE CORP           COM NEW  382410405  3,285     237,003 SH     N/A       DEFINED       1       0    237,003   0
LAREDO PETE HLDGS INC        COM      516806106  1,406      67,595 SH     N/A       DEFINED       1       0     67,595   0
MCMORAN EXPLORATION CO       COM      582411104  8,596     678,421 SH     N/A       DEFINED       1       0    678,421   0
NATIONAL OILWELL VARCO INC   COM      637071101  6,554     101,714 SH     N/A       DEFINED       1       0    101,714   0
NRG ENERGY INC               COM NEW  629377508  3,103     178,740 SH     N/A       DEFINED       1       0    178,740   0
OCCIDENTAL PETE CORP DEL     COM      674599105  3,621      42,216 SH     N/A       DEFINED       1       0     42,216   0
PIONEER NAT RES CO           COM      723787107  8,952     101,485 SH     N/A       DEFINED       1       0    101,485   0
QUICKSILVER RESOURCES INC    COM      74837R104  6,594   1,216,616 SH     N/A       DEFINED       1       0  1,216,616   0
RANGE RES CORP               COM      75281A109  5,230      84,531 SH     N/A       DEFINED       1       0     84,531   0
SANDRIDGE ENERGY INC         COM      80007P307  1,863     278,479 SH     N/A       DEFINED       1       0    278,479   0
SOUTHWESTERN ENERGY CO       COM      845467109  8,432     264,085 SH     N/A       DEFINED       1       0    264,085   0
TRANSOCEAN LTD               REG SHS  H8817H100 10,231     228,721 SH     N/A       DEFINED       1       0    228,721   0
VALERO ENERGY CORP NEW       COM      91913Y100  5,743     237,797 SH     N/A       DEFINED       1       0    237,797   0
WEATHERFORD INTERNATIONAL LT REG SHS  H27013103  4,080     323,045 SH     N/A       DEFINED       1       0    323,045   0
WHITING PETE CORP NEW        COM      966387102  4,199     102,121 SH     N/A       DEFINED       1       0    102,121   0